Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
EXPENSES
Accounting, audit and legal	$ 13,595	$ 9,800	$ 45,258	$ 19,600
Consulting expense	135,899	30,000	173,272	45,000
Investor relations expense	0	0	0	613
Finder's fees	10,939	0	59,816	0
Filing and transfer agent fees	1,486	1,212	6,062	7,866
Management fees	30,000	30,000	60,000	45,000
Administration expenses	0	16	0	16
Bank charges and interest	28,164	416	63,552	525
Project development costs	27,230	4,074	102,683	4,074
Total expenses	247,313	75,518	510,643	122,712
PROFIT (LOSS) BEFORE OTHER ITEMS	(247,313)	(75,518)	(510,643)	(122,712)
Foreign exchange (loss) gain	(24,944)	20,146	(58,937)	21,798
Gain on settlement of debt	0	514	0	514
NET PROFIT (LOSS) FOR THE PERIOD	(267,777)	(54,859)	(565,100)	(100,401)
Other comprehensive income	0	0	0	0
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (267,777)	$ (54,859)	$ (565,100)	$ (100,401)
POST-SHARE CONSOLIDATION
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	44,421,004	43,108,545	44,421,004	43,108,545
BASIC AND DILUTED (LOSS) PROFIT PER SHARE	$ (0.006)	$ (0.001)	$ (0.01)	$ (0.002)